Consolidated Statements of Operations and Comprehensive Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Consolidated Statements of Operations and Comprehensive Income
Revenue from mining operations	$ 92,227	$ 66,178
Cost of sales	43,692	42,977
Mine operating income	48,535	23,201
Operating expenses
General and administrative expenses	8,690	6,226
Share-based payments	3,726	2,035
Income (loss) before other items	36,119	14,940
Other items
Interest and other income	1,414	364
Loss on long-term investments	2,769	(172)
Unrealized gain (loss) on derivatives	1,789	(475)
Foreign exchange gain (loss)	(705)	979
Finance cost	(247)	(10)
Accretion of reclamation provision	(204)	(197)
Interest expense	(316)	(387)
Other expenses	(417)	0
Loss on sale of mineral properties	(304)	0
Write-down of uncollectible account	0	(621)
Income (loss) before income taxes	39,898	14,421
Income taxes:
Current income tax (expense) recovery	(11,590)	(6,288)
Deferred income tax (expense) recovery	(1,665)	(33)
Income tax expense	(13,255)	(6,321)
Net income	26,643	8,100
Other comprehensive income (loss)
Currency translation differences	1,771	(827)
Total comprehensive income	$ 28,414	$ 7,273
Earnings per share
Basic	$ 0.18	$ 0.06
Diluted	$ 0.17	$ 0.06
Weighted average number of common shares outstanding
Basic	147,721,818	134,599,532
Diluted	157,811,276	141,331,864